Restricted Net Assets	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
RESTRICTED NET ASSETS

Note 22 — RESTRICTED NET ASSETS

The Group's ability to pay dividends is primarily dependent on the Group receiving distributions of funds from its subsidiaries and VIEs. Relevant PRC statutory laws and regulations permit payments of dividends by the Group's subsidiaries and VIEs incorporated in the PRC only out of their retained earnings, after required statutory reserves, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Group's subsidiaries and VIEs.

In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriation of 10% of net after-tax profits determined in accordance with PRC accounting standards and regulations to be set aside prior to payment of dividends as a general reserve fund or statutory surplus fund, The Group's PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to The Group. For the years ended December 31, 2019 and 2018, the statutory reserve balance for the Group's entities established in the PRC was $516,193 and $15,069, respectively.

The Group performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the "restricted net assets") in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements". Such restricted net assets amounted to approximately $12.6 million, or 23.3% of the Group's total consolidated net assets, as of December 31, 2019.

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

a)	Condensed balance sheets

	December 31, 2019	December 31, 2018
Assets:
Cash and cash equivalents	$5,213	$607
Prepayments and advances, net	38,221	-
Due from intercompany and others	6,147,054	6,224,210
TOTAL CURRENT ASSETS	6,190,488	6,224,817
Investment in subsidiaries, VIE, and VIEs' subsidiaries	48,218,876	30,532,534
TOTAL ASSETS	$54,409,364	$36,757,351
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$464,044	$-
TOTAL CURRENT LIABILITIES	464,044	-

Shareholders' equity
Class A common stock, $0.001 par value, 40,000,000 shares authorized, 17,710,471 and 8,491,177 shares issued and outstanding as of December 31, 2019 and 2018 respectively.	17,710	8,491
Class B common stock, $0.001 par value, 10,000,000 shares authorized, nil and 7,778,400 shares issued and outstanding as of December 31, 2019 and 2018 respectively.	-	7,778
Additional paid-in capital	28,369,076	13,361,447
Retained earnings	27,472,766	24,732,776
Accumulated other comprehensive income (loss)	(1,914,232)	(1,353,141)
Total shareholders' equity	53,945,320	36,757,351
Total liabilities and shareholders' equity	$54,409,364	$36,757,351

b)	Condensed statements of comprehensive income

	For the year ended December 31,
	2019	2018	2017

Selling and marketing	$(15,005)	$-	$(175,523)
Administrative	(408,656)	(2,093,307)	(1,858,689)
Other income (expense)	(820)	(686)	(236,304)
Share of profit (loss) in subsidiaries, VIEs and VIEs' subsidiaries	3,164,471	$(3,050,722)	$9,406,903
Net income (loss)	2,739,990	(5,144,715)	7,136,387
Other comprehensive income
Foreign currency translation adjustment	(561,091)	(1,755,528)	2,249,081
Comprehensive income (loss)	$2,178,899	$(6,900,243)	$9,385,468

c)	Condensed statement of cash flows

	For the years ended December 31,
	2019	2018	2017

Cash flows from operating activities:
Net income(loss)	$2,739,990	$(5,144,715)	$7,136,387
Adjustments to reconcile net income to net cash used in operating activities
Share of earnings in subsidiaries, VIEs and VIEs' subsidiaries	(3,164,471)	3,050,722	(9,406,903)
Impairment charge recognized	-	923,094	-
Due from intercompany and others	(38,561)	1,170,749	2,271,273
Accrued expenses and other current liabilities	467,648	-	-
Net cash provided by (used in) operating activities	4,606	(150)	757
Net (decrease)/increase in cash and cash equivalents	4,606	(150)	757
Cash and cash equivalents at beginning of the year	607	757	-
Cash and cash equivalents at end of the year	$5,213	$607	$757

Basis of presentation

Condensed financial information is used for the presentation of The Group, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in The Group's consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in FASB ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as "Investment in subsidiaries and VIEs" and their respective profit or loss as "Equity in profits of subsidiaries and VIEs" on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company's condensed financial statements should be read in conjunction with the Group's consolidated financial statements.